NOTES PAYABLE (Details Textual) - USD ($)			1 Months Ended						3 Months Ended		6 Months Ended		12 Months Ended
	Aug. 14, 2017	Jan. 15, 2017	Jan. 31, 2018	Dec. 31, 2017	May 31, 2017	Mar. 31, 2017	Feb. 15, 2017	Apr. 21, 2016	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017	Mar. 31, 2018	Mar. 31, 2017	Jul. 20, 2018	Dec. 31, 2016	Mar. 31, 2016	Feb. 28, 2014
Debt Instrument [Line Items]
Debt Instrument, Face Amount																$ 1,500,000
Debt Instrument, Convertible, Terms of Conversion Feature					the Company's Chinese joint venture partners loaned the Company $500,000 at an interest rate of 8% convertible into the Company's common shares upon a capital raise ("Qualified Financing") where gross proceeds exceed $3,000,000 at the lesser of $0.50 per share and the quotient of the outstanding balance on the conversion date by the price of the Qualified Financing. Additionally, the holders are entitled to warrants equaling 25% of the number of conversion shares to be issued at conversion.								On the maturity date, without any action on the part of the Holder, the outstanding principal and accrued and unpaid interest under the notes will be converted into shares of new round stock based upon a 15% discount to the lesser of (i) (A) the VWAP average of the last 30 days ending on the closing of the qualified financing (or, in the event of multiple closings, the lowest VWAP average of the last 30 days ending on each closing of a qualified financing) in the event of a maturity date referred to in clause (b) of the definition thereof, or (B) the VWAP average of the last 30 days before the maturity date in the event of a maturity date referred to in clause (a) of the definition thereof, and (ii) $0.18.
Demand loans						$ 330,600			$ 0		$ 0		$ 51,479	$ 330,600
Proceeds from Related Party Debt				$ 400,000
Interest Expense, Related Party														0
Repayments of Related Party Debt			$ 3,200										$ 3,200
Fair Value Measurement Valuation Techniques													binomial valuation model
Due to Officers or Stockholders													$ 4,999,975
Fair Value Assumption Expected Volatility Rate								114.00%
Fair Value Assumption Risk Free Interest Rate								1.59%					1.91%
Debt Instrument, Interest Rate Terms				In December 2017, investors of the Company advanced funds under a new convertible loan offering. These convertible loans bear interest at a fixed rate of 3% per month until the earlier of (a) January 31, 2018 and (b) the consummation of a qualified financing defined as gross proceeds of no less than $7,000,000 and up to $14,000,000 raised in one or more tranches.									In December 2017, investors of the Company advanced funds under a new convertible loan offering. These convertible loans bear interest at a fixed rate of 3% per month until the earlier of (a) January 31, 2018 and (b) the consummation of a qualified financing defined as gross proceeds of no less than $7,000,000 and up to $14,000,000 raised in one or more tranches.
Proceeds from Convertible Debt		$ 500,000				500,000	$ 500,000				4,676,633	$ 1,598,715	$ 7,111,375	2,000,000
Accretion Expense									$ 1,970,167	$ 74,073	$ 2,104,418	74,073	1,937,308	$ 0
Debt Conversion, Converted Instrument, Type				On the maturity date, without any action on the part of the Holder, the outstanding principal and accrued and unpaid interest under the notes will be converted into shares of new round stock based upon a 15% discount to the lesser of (i) (A) the VWAP average of the last 30 days ending on the closing of the qualified financing (or, in the event of multiple closings, the lowest VWAP average of the last 30 days ending on each closing of a qualified financing) in the event of a maturity date referred to in clause (b) of the definition thereof, or (B) the VWAP average of the last 30 days before the maturity date in the event of a maturity date referred to in clause (a) of the definition thereof, and (ii) $0.18.
Debt Conversion, Original Debt, Amount				$ 50,000									$ 9,171,604
Amendment Of Convertible Loan Agreement Description													In January 2018, the terms of the new convertible loan offering were amended to extend the maturity date until March 31, 2018 and in March 2018 the terms of the loans were amended to change the definition of qualified financing as gross proceeds of no less than $2,000,000 and up to $14,000,000 raised in one or more tranches.
Portion Of Debt Instrument Converted Description	Further, the Company issued warrants to these debt holders amounting to 20% of the aggregate principal of the convertible loans divided by the exercise price, which would be determined as the lowest of a new round stock in a qualified financing, the average volume weighted average price for the sixty trading days prior to January 31, 2018 or $0.25 per share.
Debt Conversion, Original Debt, Interest Rate of Debt														6.00%
Fair Value Assumptions Term													5 years
Warrant [Member]
Debt Instrument [Line Items]
Fair Value Assumption Exercise Price	$ 0.25
Fair Value Assumption Expected Volatility Rate													114.00%
Convertible Debt [Member]
Debt Instrument [Line Items]
Interest Expense, Debt													$ 1,037,067	$ 17,488
Debt Instrument, Convertible, Terms of Conversion Feature	upon the consummation of an equity or equity-linked round of with an aggregate gross proceeds of $7,000,000, without any action on part of the Holder, the outstanding principal, accrued and unpaid interest and premium amount equal to 25% of the principal amount less the accrued and unpaid interest, will be converted into shares of new round stock based upon the lesser of (a) the lowest issuance (or conversion) price of new round stock in case there is more than one tranche of new round stock or (b) $0.25.												The convertible loans contain the following terms: convertible at the option of the holder at the price of the equity financing or payable on demand upon the completion of an equity financing greater than $5,000,000; automatically convertible at the price of the equity financing upon completion of an equity financing between $3,500,000 and $5,000,000
Proceeds from Contributions from Affiliates													$ 2,999,975	2,000,000
Accretion Expense													548,178
Convertible Loans Payable [Member]
Debt Instrument [Line Items]
Debt Instrument, Interest Rate, Stated Percentage									1.00%		1.00%
Interest Expense, Debt													201,928
Proceeds from Related Party Debt											$ 2,297,928
Proceeds from Contributions from Affiliates													3,611,400
Proceeds from Convertible Debt Including Capitalized Interest											4,708,306
Discount on Convertible Loan exercise price															10.00%
Interest Costs Capitalized											31,673
Convertible Debt One [Member]
Debt Instrument [Line Items]
Interest Expense, Debt													33,556
Proceeds from Contributions from Affiliates					$ 500,000								500,000
IMT Notes [Member]
Debt Instrument [Line Items]
Interest Expense, Debt													8,497	5,706
Promissory Note [Member]
Debt Instrument [Line Items]
Notes Payable																		$ 200,000
Debt Instrument, Interest Rate, Stated Percentage																		10.00%
Interest Expense, Debt													12,957	18,740
Demand Notes payable [Member]
Debt Instrument [Line Items]
Notes Payable						$ 330,600			$ 0		0		51,479	330,600			$ 0
Interest Expense, Debt									$ 1,496	$ 5,251	$ 1,496	$ 9,898	8,497	5,706
Joint Venture Partner [Member] | Convertible Debt One [Member]
Debt Instrument [Line Items]
Interest Expense, Debt													$ 33,556
Proceeds from Contributions from Affiliates														$ 500,000